Contract liabilities	12 Months Ended
Dec. 31, 2023
Contract liabilities [abstract]
Contract liabilities
5.28 Contract liabilities
A contract liability has to be recognized when the customer already provided the consideration or part of the consideration before an entity has fulfilled its performance obligation (agreed goods or services which should be delivered or provided) resulting from the “contract”.
Development of contract liabilities is presented in the table below:

	Year ended December 31
in € thousand	2023	2022
BALANCE AS AT JANUARY 1	9,411	128,758
Revenue recognition	(4,394)	(130,678)
Addition	1,870	10,833
Other releases	(1,032)	—
Exchange rate differences	(159)	498
BALANCE AS AT CLOSING DATE	5,697	9,411
Less non-current portion	—	—
CURRENT PORTION	5,697	9,411

In the year ended December 31, 2023, revenue recognition in the amount of €3.8 million came from the Advanced Purchase Agreement (APA) for VLA2001 with the Kingdom of Bahrain. The other releases of €1.0 million are from the divestment of Valneva’s CTM Unit in Solna as of July 1, 2023.
In 2022, revenue recognized in the amount of €116.8 million related to the APA with the European Commission, €2.3 million related to the APA with the Kingdom of Bahrain, €2.0 million related to the agreement with Instituto Butantan and €5.9 million related to the Collaboration and License Agreement with Pfizer. Additions (amounts received for future performance obligations) in 2022 amounting to €4.2 million related to the Collaboration and License Agreement with Pfizer, €2.0 million related to Instituto Butantan, and €3.8 million related to the APA with the Kingdom of Bahrain.